Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
The Company leases office spaces under non-cancellable operating leases for its corporate headquarters in Austin, Texas and its office space in New York, New York. The Company also leases furniture under a non-cancellable finance lease. Pursuant to the corporate headquarters lease in Austin, the initial term expires on July 31, 2028, and pursuant to the lease in New York, the term expires on January 31, 2028. For each lease, the Company recognizes a right-of-use-asset and lease liability. The asset and liability are then amortized as payments are made.
The cost of leases recorded in the accompanying consolidated statements of operations and comprehensive loss were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Operating lease expense	$2,688	$2,461
Finance lease expense
Amortization expense	48	48
Interest on lease liability	5	6
Total lease cost	$2,741	$2,515
Supplemental cash flow information and non-cash activity related to the Company’s leases was as follows (in thousands):

	Year Ended December 31,
	2025	2024
Cash paid for operating lease liabilities	$2,710	$2,533
Cash paid for financing lease liabilities	$47	$47
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$2,057

The weighted average remaining lease term and discount rate as of December 31, 2025 are as follows:

Weighted Average Remaining Lease Term
Operating leases	2.47 years
Finance leases	2.58 years
Weighted Average Discount Rate
Operating leases	5.17%
Finance leases	5.00%
Future minimum payments required under operating and financing leases, by year and in aggregate, that have initial or remaining non-cancellable lease terms in excess of one year, are as follows (in thousands):

	Year Ended December 31, 2025
	Operating Leases	Finance Leases
2026	2,917	47
2027	3,006	47
2028	1,397	28
Thereafter	—	—
Total lease payments	$7,320	$122
Less: imputed interest	(465)	(6)
Present value of lease liabilities	$6,855	$116
As of December 31, 2025, the Company had no additional operating or finance leases with future commencement dates.

Leases	Leases
The Company leases office spaces under non-cancellable operating leases for its corporate headquarters in Austin, Texas and its office space in New York, New York. The Company also leases furniture under a non-cancellable finance lease. Pursuant to the corporate headquarters lease in Austin, the initial term expires on July 31, 2028, and pursuant to the lease in New York, the term expires on January 31, 2028. For each lease, the Company recognizes a right-of-use-asset and lease liability. The asset and liability are then amortized as payments are made.
The cost of leases recorded in the accompanying consolidated statements of operations and comprehensive loss were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Operating lease expense	$2,688	$2,461
Finance lease expense
Amortization expense	48	48
Interest on lease liability	5	6
Total lease cost	$2,741	$2,515
Supplemental cash flow information and non-cash activity related to the Company’s leases was as follows (in thousands):

	Year Ended December 31,
	2025	2024
Cash paid for operating lease liabilities	$2,710	$2,533
Cash paid for financing lease liabilities	$47	$47
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$2,057

The weighted average remaining lease term and discount rate as of December 31, 2025 are as follows:

Weighted Average Remaining Lease Term
Operating leases	2.47 years
Finance leases	2.58 years
Weighted Average Discount Rate
Operating leases	5.17%
Finance leases	5.00%
Future minimum payments required under operating and financing leases, by year and in aggregate, that have initial or remaining non-cancellable lease terms in excess of one year, are as follows (in thousands):

	Year Ended December 31, 2025
	Operating Leases	Finance Leases
2026	2,917	47
2027	3,006	47
2028	1,397	28
Thereafter	—	—
Total lease payments	$7,320	$122
Less: imputed interest	(465)	(6)
Present value of lease liabilities	$6,855	$116
As of December 31, 2025, the Company had no additional operating or finance leases with future commencement dates.